RELATED PARTY TRANSACTIONS	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5: RELATED PARTY TRANSACTIONS

Founder Shares

The sponsor purchased 2,875,000 ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000, or approximately $0.009 per share, with a subscription receivable recorded from inception until payment by the sponsor (see Note 7 regarding retroactive presentation) which was received on January 22, 2025. The Founder Shares include an aggregate of up to 375,000 shares subject to forfeiture by the sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the sponsor will collectively own, on an as-converted basis, 25% of the Company’s issued and outstanding Public Shares and Founder Shares after the Proposed Public Offering (assuming the sponsor does not purchase any Public Shares in the Proposed Public Offering).

The Founder Shares are identical to the ordinary shares included in the Units being sold in the Proposed Public Offering, except that:

●	the Founder Shares are subject to certain transfer restrictions; and

●	the Founder Shares are entitled to registration rights.

The initial shareholders, sponsor, officers and directors have entered into a letter agreement, pursuant to which they have agreed to (i) waive their redemption rights with respect to any Founder Shares and public shares they hold in connection with the completion of an initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares and public shares they hold in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial Business Combination within the completion window or with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete an initial Business Combination within the completion window.

With certain limited exceptions, the Founder Shares are not transferable, assignable or saleable (except to our officers and directors and other persons or entities affiliated with our sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of: (i) six months following the consummation of our initial Business Combination; or (ii) subsequent to the consummation of our initial Business Combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions.

Administrative Services Agreement

The Company intends to enter into an agreement, commencing on the effective date of the Proposed Public Offering through the earlier of the Company’s consummation of a Business Combination or its liquidation, whereby the sponsor will provide office space and administrative and support services for $10,000 per month.

Related Party Loans

The sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2025, or (ii) the consummation of the Proposed Public Offering. As of March 31, 2025 and December 31, 2024, $15,014 and $0 was outstanding under the Promissory Note, respectively. After borrowing under the Promissory Note, the loans will be repaid upon completion of the Proposed Public Offering out of the offering proceeds not held in the Trust Account. The value of the sponsor’s interest in the loans corresponds to the principal amount outstanding under any such loans.

In order to fund working capital deficiencies or finance transaction costs in connection with initial Business Combination, the sponsor or an affiliate of the sponsor or certain officers and directors may, but are not obligated to, loan the Company funds as may be required, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (“Working Capital Loans”). Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender at the time of the Business Combination. The units would be identical to the Private Placement Units and include a right to receive one-tenth of one ordinary share upon consummation of our Initial Business Combination (“Working Capital Right”). If the Company does not complete an initial Business Combination, the Working Capital Loans would be repaid out of funds not held in the Trust Account, and only to the extent available. The terms of such Working Capital Loans by the sponsor or its affiliates, or officers and directors, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2025 and December 31, 2024, no Working Capital Loans were outstanding.

NOTE 5: RELATED PARTY TRANSACTIONS

Founder Shares

The sponsor purchased 2,875,000 ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000, or approximately $0.009 per share, with a subscription receivable recorded from inception until payment by the sponsor (see Note 7 regarding retroactive presentation) which was received on January 22, 2025. The Founder Shares include an aggregate of up to 375,000 shares subject to forfeiture by the sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the sponsor will collectively own, on an as-converted basis, 25% of the Company’s issued and outstanding Public Shares and Founder Shares after the Proposed Public Offering (assuming the sponsor does not purchase any Public Shares in the Proposed Public Offering).

The Founder Shares are identical to the ordinary shares included in the Units being sold in the Proposed Public Offering, except that:

●	the Founder Shares are subject to certain transfer restrictions; and

●	the Founder Shares are entitled to registration rights.

The initial shareholders, sponsor, officers and directors have entered into a letter agreement, pursuant to which they have agreed to (i) waive their redemption rights with respect to any Founder Shares and public shares they hold in connection with the completion of an initial Business Combination, (ii) waive their redemption rights with respect to any Founder Shares and public shares they hold in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial Business Combination within the completion window or with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares they hold if the Company fails to complete an initial Business Combination within the completion window.

With certain limited exceptions, the Founder Shares are not transferable, assignable or saleable (except to our officers and directors and other persons or entities affiliated with our sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of: (i) six months following the consummation of our initial Business Combination; or (ii) subsequent to the consummation of our initial Business Combination, the date on which we consummate a transaction which results in all of our shareholders having the right to exchange their shares for cash, securities, or other property subject to certain limited exceptions.

Administrative Services Agreement

The Company intends to enter into an agreement, commencing on the effective date of the Proposed Public Offering through the earlier of the Company’s consummation of a Business Combination or its liquidation, whereby the sponsor will provide office space and administrative and support services for $10,000 per month.

Related Party Loans

The sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2025, or (ii) the consummation of the Proposed Public Offering. As of December 31, 2024, $0 was outstanding under the Promissory Note. After borrowing under the Promissory Note, the loans will be repaid upon completion of the Proposed Public Offering out of the offering proceeds not held in the Trust Account. The value of the sponsor’s interest in the loans corresponds to the principal amount outstanding under any such loans.

In order to fund working capital deficiencies or finance transaction costs in connection with initial Business Combination, the sponsor or an affiliate of the sponsor or certain officers and directors may, but are not obligated to, loan the Company funds as may be required, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (“Working Capital Loans”). Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender at the time of the Business Combination. The units would be identical to the Private Placement Units and include a right to receive one-tenth of one ordinary share upon consummation of our Initial Business Combination (“Working Capital Right”). If the Company does not complete an initial Business Combination, the Working Capital Loans would be repaid out of funds not held in the Trust Account, and only to the extent available. The terms of such Working Capital Loans by the sponsor or its affiliates, or officers and directors, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2024, no Working Capital Loans were outstanding.